Investments in affiliates and investments in available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies					$ (1,293)	$ (9,185)	$ (80,205)
Investments in affiliate companies					56,988	$ 64,352
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired									10
Difference between carrying amount of investment and underlying equity in net assets of equity method investee									$ 6,763
Profit Sharing Arrangement						On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net (losses)/earnings of affiliated companies					0	$ 0	0
Investments in affiliate companies									4,750
Repayment of loan payable to affiliate companies						13,420
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity									24,100
Line of Credit Facility, Increase							30,000
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt									$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired								14
Difference between carrying amount of investment and underlying equity in net assets of equity method investee					0	5,128				$ 9,419
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net (losses)/earnings of affiliated companies					0	1,775	$ 2,032
Investments in affiliate companies					$ 0	$ 6,650				$ 6,650
Due to Related Parties, Current				$ 44,300
Unrealized Gain/ (Loss) On Ιnvestments	$ (6,650)
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity								$ 43,500
Line of Credit Facility, Increase		$ 14,000
Debt Instrument, Decrease, Forgiveness			$ 5,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 14,000